Operating Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Operating Segment Information

7. Operating Segment Information

The Company provides online financial services to alternative credit consumers and small businesses in the United States, United Kingdom, Australia, Canada, Brazil and China and has one reportable segment, which is composed of the Company’s domestic and international operations. The Company has aggregated all components of its business into a single reportable segment based on the similarities of the economic characteristics, the nature of the products and services, the nature of the production and distribution methods, the type of customer and the nature of the regulatory environment.

The Company allocates certain corporate expenses (primarily general and administrative expenses and, to a lesser extent, marketing and operations and technology expenses) between its domestic and international components based on revenue. The following tables present information on the Company’s domestic and international operations as of and for the three and six months ended June 30, 2015 and 2014 (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Revenue
Domestic	$113,420	$108,786	$232,473	$217,873
International	32,860	92,696	79,483	192,074

Total revenue	$146,280	$201,482	$311,956	$409,947

Income from operations
Domestic	$24,945	$26,790	$62,043	$67,998
International	5,416	28,654	22,407	54,567

Total income from operations	$30,361	$55,444	$84,450	$122,565

Depreciation and amortization
Domestic	$4,474	$3,756	$9,234	$7,352
International	559	560	1,082	1,082

Total depreciation and amortization	$5,033	$4,316	$10,316	$8,434

Expenditures for property and equipment
Domestic	$13,401	$2,906	$24,879	$6,083
International	1,529	246	1,623	745

Total expenditures for property and equipment	$14,930	$3,152	$26,502	$6,828

	June 30,
	2015	2014
Property and equipment, net
Domestic	$45,307	$32,834
International	5,242	5,166

Total property and equipment, net	$50,549	$38,000

Assets
Domestic	$658,323	$522,364
International	145,235	205,249

Total assets	$803,558	$727,613

Geographic Information

The following table presents the Company’s revenue by geographic region for the three and six months ended June 30, 2015 and 2014 (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Revenue
United States	$113,420	$108,786	$232,473	$217,873
United Kingdom	30,049	90,280	74,385	187,396
Other international countries	2,811	2,416	5,098	4,678

Total revenue	$146,280	$201,482	$311,956	$409,947

The Company’s long-lived assets, which consist of the Company’s property and equipment, were $50.5 million and $38.0 million at June 30, 2015 and 2014, respectively. The operations for the Company’s domestic and international businesses are primarily located within the United States, and the value of any long-lived assets located outside of the United States is immaterial.

17. Operating Segment Information

The Company provides online financial services to alternative credit consumers in the United States, United Kingdom, Australia Canada, Brazil and China and has one reportable segment, which is composed of the Company’s domestic and international operations. The Company has aggregated all components of its business into a single reportable segment based on the similarities of the economic characteristics, the nature of the products and services, the nature of the production and distribution methods, the type of customer and the nature of the regulatory environment.

The Company allocates certain corporate expenses (primarily general and administrative expenses and to a lesser extent, marketing and operations and technology) between the domestic and international components based on revenue. The following tables present information on the Company’s domestic and international operations as of and for the years ended December 31, 2014, 2013 and 2012 (dollars in thousands).

	Year Ended December 31,
	2014	2013	2012
Revenue
Domestic	$474,715	$395,549	$334,066
International	335,122	369,774	326,862

Total revenue	$809,837	$765,323	$660,928

Income from operations
Domestic	$111,869	$73,858	$55,011
International	103,139	68,738	59,166

Total income from operations	$215,008	$142,596	$114,177

Depreciation and amortization
Domestic	$16,284	$14,536	$11,988
International	2,448	2,607	1,284

Total depreciation and amortization	$18,732	$17,143	$13,272

Expenditures for property and equipment
Domestic	$12,414	$12,527	$15,628
International	870	2,345	2,244

Total expenditures for property and equipment	$13,284	$14,872	$17,872

	December 31,
	2014	2013
Property and equipment, net
Domestic	$29,274	$34,091
International	4,711	5,314

Total property and equipment, net	$33,985	$39,405

Assets
Domestic	$595,180	$475,050
International	165,017	217,102

Total assets	$760,197	$692,152

Geographic Information

The following table presents the Company’s revenue by geographic region for the years ended December 31, 2014, 2013 and 2012 (dollars in thousands):

	Year Ended December 31,
	2014	2013	2012
Revenue
United States	$474,715	$395,549	$334,066
United Kingdom	325,014	360,186	308,415
Other international countries	10,108	9,588	18,447

Total revenue	$809,837	$765,323	$660,928

The Company’s long-lived assets, which consist of the Company’s property and equipment, were $34.0 million and $39.4 million at December 31, 2014 and 2013, respectively. The operations for the Company’s domestic and international businesses are primarily located within the United States, and the value of any long-lived assets located outside of the United States is immaterial.